Employee Benefit Plans (Details) - Schedule of impact on defined benefit obligation from one percent increase or decrease change in assumptions	Dec. 31, 2022	Dec. 31, 2021
Canadian [Member]
Employee Benefit Plans (Details) - Schedule of impact on defined benefit obligation from one percent increase or decrease change in assumptions [Line Items]
1% increase, Discount rate	$(30,894)	$(45,732)
1% decrease, Discount rate	$38,220	$58,488
1% increase, Future salary growth	$4,875	$8,606
1% decrease Future salary growth	$(4,024)	$(6,839)
1% increase, Discount rate	$(2,008)	$(2,961)
1% decrease, Discount rate	$2,477	$3,734
Medical and dental trend rates	$1,654	$2,216
Medical and dental trend rates	$(1,392)	$(1,826)
US [Member]
Employee Benefit Plans (Details) - Schedule of impact on defined benefit obligation from one percent increase or decrease change in assumptions [Line Items]
1% increase, Discount rate	$(5,577)	$(8,418)
1% decrease, Discount rate	$6,641	$10,317
1% increase, Future salary growth		N/A
1% decrease Future salary growth		N/A
1% increase, Discount rate	$(261)	$(408)
1% decrease, Discount rate	$296	$474
Medical and dental trend rates	N/A	N/A
Medical and dental trend rates	N/A	N/A